4. Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	February 28,	May 31,
	2017	2016
Equipment	$1,099	$1,295
Less accumulated depreciation	848	758
Equipment, net	$251	$537

	May 31,	May 31,
	2016	2015
Equipment	1,295	1,353
Less accumulated depreciation	758	472
Equipment, net	537	881